Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS — 95.15% Shares Fair Value
Consumer Discretionary — 9.66%
Beacon Roofing Supply, Inc.
(a)
40,534 $ 2,432,851
Dana, Inc. 303,769 5,091,168
Group 1 Automotive, Inc. 12,513 2,213,800
Guess, Inc. 59,865 1,132,047
Hanesbrands, Inc. 213,248 2,384,113
International Game Technology PLC 160,826 3,047,653
KB Home 70,038 2,286,040
Kontoor Brands, Inc. 85,897 3,135,240
Sally Beauty Holdings, Inc.
(a)
188,975 2,415,101
24,138,013
Consumer Staples — 1.48%
United Natural Foods, Inc.
(a)
86,758 3,688,083
Energy — 9.55%
Chord Energy Corp. 22,073 2,830,642
Comstock Resources, Inc.
(a)
162,453 2,587,876
Enerplus Corp. 307,062 4,286,585
EnerSys 28,898 1,904,667
Murphy Oil Corp. 104,085 3,657,547
Oil States International, Inc.
(a)
498,767 2,543,712
Ranger Oil Corp., Class A 71,388 2,717,027
World Fuel Services Corp. 120,962 3,353,067
23,881,123
Financials — 22.95%
Affiliated Managers Group, Inc. 34,413 4,349,115
Associated Banc-Corp. 227,999 4,582,780
Axos Financial, Inc.
(a)
72,875 3,043,260
CNO Financial Group, Inc. 178,517 3,347,194
F.N.B. Corp. 431,661 5,162,666
Fulton Financial Corp. 271,167 4,525,777
Hancock Whitney Corp. 112,239 5,478,385
Lazard Ltd., Class A 104,388 3,932,296
MGIC Investment Corp. 318,231 4,499,786
New Residential Investment Corp. 380,112 4,147,022
Old National Bancorp 198,106 3,449,025
Prosperity Bancshares, Inc. 36,023 2,668,944
Umpqua Holdings Corp. 211,923 3,731,964
Unum Group 139,312 4,484,453
57,402,667
Health Care — 4.55%
Bausch + Lomb Corp.
(a)
97,307 1,400,248
Ironwood Pharmaceuticals, Inc., Class A
(a)
257,840 2,952,268
MEDNAX, Inc.
(a)
120,804 2,737,419
Sage Therapeutics, Inc.
(a)
36,934 1,270,899
Select Medical Holdings Corp. 101,406 3,003,645
11,364,479

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
Industrials — 14.89%
Advanced Energy Industries, Inc. 34,584 3,094,922
Allison Transmission Holdings, Inc. 83,278 3,486,850
AMN Healthcare Services, Inc.
(a)
9,269 1,042,206
Crane Holding Co. 36,940 3,654,474
Curtiss-Wright Corp. 22,083 3,167,586
DHT Holdings, Inc. 430,026 2,825,271
EMCOR Group, Inc. 45,336 5,275,750
GrafTech International Ltd. 314,376 2,420,695
Hillenbrand, Inc. 63,384 2,928,341
KBR, Inc. 47,577 2,532,524
Kennametal, Inc. 66,613 1,788,559
nVent Electric PLC 76,878 2,714,562
SMART Global Holdings, Inc.
(a)
118,174 2,318,574
37,250,314
Materials — 11.93%
Alamos Gold, Inc., Class A 595,699 4,700,065
Cabot Corp. 35,449 2,632,443
Eagle Materials, Inc. 31,191 3,944,102
Minerals Technologies, Inc. 37,453 2,502,235
Pan American Silver Corp. 153,233 3,115,227
UFP Industries, Inc. 39,366 3,629,939
Univar Solutions, Inc.
(a)
125,211 3,385,705
Warrior Met Coal, Inc. 107,234 3,423,982
Worthington Industries, Inc. 48,481 2,482,712
29,816,410
Real Estate — 7.10%
Apple Hospitality REIT, Inc. 173,443 2,893,029
CareTrust REIT, Inc. 127,028 2,623,128
Lexington Realty Trust 207,155 2,272,490
PotlatchDeltic Corp. 84,234 4,129,993
Retail Opportunity Investments Corp. 147,182 2,569,798
Uniti Group, Inc. 326,874 3,258,934
17,747,372
Technology — 10.69%
Cohu, Inc.
(a)
86,412 2,469,655
Diodes, Inc.
(a)
33,052 2,689,441
Progress Software Corp. 75,328 3,537,403
Sanmina Corp.
(a)
61,080 2,812,734
Science Applications International Corp. 45,937 4,449,917
TTM Technologies, Inc.
(a)
303,871 4,111,375
Ultra Clean Holdings, Inc.
(a)
81,648 2,743,373
Vishay Intertechnology, Inc. 189,206 3,908,996
26,722,894
Utilities — 2.35%
National Fuel Gas Co. 81,175 5,872,200
Total Common Stocks (Cost $215,593,069) 237,883,555
MONEY MARKET FUNDS - 4.17%

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
Federated Hermes Government Obligations Fund, Institutional Class, 1.77%
(b)
10,420,169 10,420,169
Total Money Market Funds (Cost $10,420,169) 10,420,169
Total Investments — 99.32% (Cost $226,013,238) 248,303,724
Other Assets in Excess of Liabilities — 0.68% 1,698,145
NET ASSETS — 100.00% $ 250,001,869
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.
REIT - Real Estate Investment Trust